Investment properties_Details of investment properties (Details) $ in Thousands, ₩ in Millions	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Jun. 30, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of investment property [Line Items]
Net carrying value	₩ 381,177	$ 342,847	₩ 371,301	₩ 359,937	₩ 358,497
Acquisition cost
Disclosure of investment property [Line Items]
Net carrying value	417,692		404,741
Accumulated depreciation
Disclosure of investment property [Line Items]
Net carrying value	₩ (36,515)		₩ (33,440)